UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2020

Item #1. Reports to Stockholders.

INDEX	Applied Finance Core Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

SEMI-ANNUAL
REPORT

For the Six Months Ended October 31, 2020 (unaudited)

APPLIED FINANCE FUNDS

Applied Finance Core Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

SEMI-ANNUAL REPORT

Applied Finance Core Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	23.36%
Financials	14.27%
Health Care	13.13%
Consumer Discretionary	12.55%
Industrial	9.50%
Consumer Staples	8.55%
Communication Services	5.09%
Materials	3.87%
Utilities	3.63%
Real Estate	2.62%
Telecommunications	1.30%
Energy	0.39%
Money Market Fund	0.26%
Total Investments	98.52%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of InvestmentsOctober 31, 2020 (unaudited)

		Shares	Fair Value
98.26%	COMMON STOCKS

5.09%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	6,759	$511,859
	Charter Communications, Inc. - Class A*	854	515,662
	Facebook, Inc. - Class A*	2,197	578,053
	Sirius XM Holdings, Inc.	88,166	505,191
			2,110,765

12.55%	CONSUMER DISCRETIONARY
	AutoZone, Inc.*	413	466,269
	Booking Holdings, Inc.*	313	507,843
	BorgWarner, Inc.	15,933	557,336
	Darden Restaurants, Inc.	3,008	276,495
	Hanesbrands, Inc.	42,843	688,487
	Hasbro, Inc.	3,986	329,722
	Kohl’s Corp.	8,635	183,839
	Marriott International, Inc. - Class A	3,700	343,656
	O’Reilly Automotive, Inc.*	1,343	586,354
	PulteGroup, Inc.	15,141	617,147
	Toll Brothers, Inc.	15,276	645,869
			5,203,017

8.55%	CONSUMER STAPLES
	Church & Dwight Co., Inc.	6,606	583,904
	The JM Smucker Co.	4,755	533,511
	Monster Beverage Corp.*	7,906	605,362
	Tyson Foods, Inc. - Class A	6,890	394,315
	Unilever N.V.	5,804	328,274
	Walgreens Boots Alliance, Inc.	17,019	579,327
	Walmart, Inc.	3,748	520,035
			3,544,728

0.39%	ENERGY
	Valero Energy Corp.	2,338	162,491

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
14.27%	FINANCIALS
	Ally Financial, Inc.	18,788	$501,264
	American Express Co.	4,786	436,675
	Ameriprise Financial, Inc.	3,915	629,649
	Capital One Financial Corp.	7,020	513,022
	Credit Acceptance Corp.*	1,194	355,955
	Discover Financial Services	6,000	390,060
	Huntington Bancshares, Inc.	27,286	284,866
	JPMorgan Chase & Co.	3,098	303,728
	Morgan Stanley	9,602	462,336
	PNC Financial Services Group, Inc.	2,948	329,822
	Prudential Financial, Inc.	10,581	677,396
	S&P Global, Inc.	1,296	418,258
	The Travelers Companies, Inc.	2,564	309,500
	Truist Financial Corp.	7,194	303,011
			5,915,542
13.13%	HEALTH CARE
	AbbVie, Inc.	6,390	543,789
	Amgen, Inc.	2,512	544,953
	Anthem, Inc.	1,984	541,235
	Centene Corp.*	5,935	350,759
	Cerner Corp.	7,372	516,703
	HCA Healthcare, Inc.	4,350	539,139
	Johnson & Johnson	3,366	461,512
	Merck & Co., Inc.	8,111	610,028
	Molina Healthcare, Inc.*	3,376	629,523
	Novartis AG	1,731	135,156
	Stryker Corp.	2,822	570,072
			5,442,869

9.50%	INDUSTRIAL
	Allison Transmission Holdings, Inc.	12,204	441,175
	HD Supply Holdings, Inc.*	15,792	629,469
	Raytheon Technologies Corp.	4,974	270,188
	Sensata Technologies Holding PLC*	12,693	554,811
	TransDigm Group, Inc.	928	443,036

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
	Union Pacific Corp.	2,751	$487,450
	United Rentals, Inc.*	3,819	680,890
	Verisk Analytics, Inc.	2,431	432,645
			3,939,664

23.36%	INFORMATION TECHNOLOGY
	Alphabet, Inc. - Class A*	369	596,345
	Arrow Electronics, Inc.*	7,373	574,283
	Broadcom, Inc.	2,012	703,456
	CDW Corp.	4,376	536,498
	Cisco Systems, Inc.	6,848	245,843
	Fidelity National Information Services, Inc.	3,902	486,150
	Fiserv, Inc.*	5,293	505,323
	FleetCor Technologies, Inc.*	2,069	457,063
	Intel Corp.	10,470	463,612
	Jabil, Inc.	17,774	589,030
	KLA Corp.	3,437	677,708
	Leidos Holdings, Inc.	5,161	428,363
	Mastercard, Inc. - Class A	1,820	525,325
	ON Semiconductor Corp.*	29,636	743,567
	Qorvo, Inc.*	4,904	624,573
	Visa, Inc. - Class A	2,818	512,059
	The Western Union Co.	20,194	392,571
	Zebra Technologies Corp.*	2,206	625,710
			9,687,479

3.87%	MATERIALS
	Celanese Corp. - Class A	6,180	701,492
	LyondellBasell Industries N.V.	3,374	230,950
	The Sherwin-Williams Co.	980	674,220
			1,606,662

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
2.62%	REAL ESTATE
	Medical Properties Trust, Inc.	24,004	$427,751
	Omega Healthcare Investors, Inc.	10,510	302,793
	VEREIT, Inc.	57,341	355,514
			1,086,058

1.30%	TELECOMMUNICATIONS
	Verizon Communications, Inc.	9,434	537,644

3.63%	UTILITIES
	The AES Corp.	29,071	566,885
	Public Service Enterprise Group, Inc.	5,924	344,481
	UGI Corp.	7,666	247,918
	Vistra Energy Corp.	19,988	347,192
			1,506,476

98.26%	TOTAL COMMON STOCKS		40,743,395
	(Cost: $34,032,160)

0.26%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**	105,824	105,824

0.26%	TOTAL MONEY MARKET FUND
	(Cost: $105,824)		105,824

98.52%	TOTAL INVESTMENTS
	(Cost: $34,137,984)		40,849,219
1.48%	Other assets, net of liabilities		614,429
100.00%	NET ASSETS - 100.00%		$41,463,648

*Non-income producing

**Effective 7 day yield as of October 31, 2020

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Health Care	20.96%
Industrial	14.40%
Financials	14.28%
Information Technology	13.40%
Consumer Discretionary	11.72%
Real Estate	5.13%
Consumer Staples	3.84%
Materials	3.62%
Utilities	3.07%
Energy	2.29%
Communication Services	2.14%
Exchange Traded Funds:
Small Cap	1.47%
Money Market Fund	3.55%
Total Investments	99.87%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of InvestmentsOctober 31, 2020 (unaudited)

		Shares	Fair Value
94.85%	COMMON STOCKS

2.14%	COMMUNICATION SERVICES
	Meredith Corp.	22,656	$249,216
	Vonage Holdings Corp.*	26,173	276,910
			526,126

11.72%	CONSUMER DISCRETIONARY
	Asbury Automotive Group, Inc.*	3,259	335,612
	Big Lots, Inc.	6,283	299,071
	Group I Automotive, Inc.	3,547	376,266
	Installed Building Products, Inc.*	3,167	286,740
	Malibu Boats, Inc.*	5,060	257,200
	Meritage Homes Corp.*	2,847	247,945
	Penn National Gaming, Inc.*	4,232	228,443
	Scientific Games Corp.*	9,308	296,739
	Taylor Morrison Home Corp.*	11,449	247,298
	WW International*	14,580	308,513
			2,883,827

3.84%	CONSUMER STAPLES
	Darling Ingredients, Inc.*	8,826	379,518
	Sprouts Farmers Market, Inc.*	12,767	243,211
	TreeHouse Foods, Inc.*	8,306	322,605
			945,334

2.29%	ENERGY
	Comstock Resources*	50,895	270,252
	EQT Corp.	19,291	292,066
			562,318

14.28%	FINANCIALS
	Chimera Investment Corp.	34,357	286,881
	Encore Capital Group, Inc.*	8,765	279,866
	Flagstar Bancorp, Inc.	10,190	299,077

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
	Hilltop Holdings, Inc.	16,356	$373,080
	Navient Corp.	37,236	298,260
	New Residential Investment Corp.	38,458	288,435
	PennyMac Financial Services, Inc.	6,084	309,189
	SLM Corp.	37,064	340,618
	Stifel Financial Corp.	6,008	351,228
	Victory Capital Holdings, Inc.	18,101	331,972
	Virtus Investment Partners	2,221	354,361
			3,512,967

20.96%	HEALTH CARE
	AMN Healthcare Services, Inc.*	5,293	345,527
	Amphastar Pharmaceuticals, Inc.*	16,472	322,687
	Coherus BioSciences, Inc.*	19,187	319,847
	Collegium Pharmaceutical, Inc.*	13,786	245,804
	Corcept Therapeutics, Inc.*	17,155	287,861
	Emergent BioSolutions, Inc.*	3,677	330,820
	The Ensign Group, Inc.	5,959	350,628
	Innoviva, Inc.**	35,626	385,117
	Luminex Corp.	15,692	345,852
	Medpace Holdings, Inc.*	3,129	347,131
	NuVasive, Inc.*	5,901	262,181
	Premier, Inc. Class A	9,686	317,023
	Prestige Consumer Healthcare, Inc.*	8,269	273,125
	Supernus Pharmaceuticals, Inc.*	15,649	287,316
	Tenet Healthcare Corp.*	12,748	312,836
	United Therapeutics Corp.*	3,139	421,348
			5,155,103

14.40%	INDUSTRIAL
	American Woodmark Corp.*	1,100	90,871
	Atkore International Group, Inc.*	12,114	250,639
	Atlas Air Worldwide Holdings*	5,713	337,981
	Beacon Roofing Supply, Inc.*	10,208	313,386
	Brightview Holdings, Inc.*	26,085	319,020

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
	Builders FirstSource, Inc.*	11,744	$355,843
	Deluxe Corp.	12,428	266,671
	GMS, Inc.*	13,209	298,523
	HD Supply Holdings, Inc.*	6,835	272,443
	Herc Holdings, Inc.*	9,987	443,023
	Herman Miller, Inc.	9,538	290,623
	Steelcase, Inc - Class A	29,080	303,595
			3,542,618

13.40%	INFORMATION TECHNOLOGY
	Avaya Holdings Corp.*	17,087	293,896
	Digital Turbine*	12,027	344,694
	Diodes, Inc.*	6,081	351,664
	j2 Global, Inc.*	4,206	285,503
	Methode Electronics, Inc.	11,555	355,547
	Progress Software Corp.	2,500	90,925
	Rambus, Inc.*	22,977	316,853
	Sanmina Corp.*	11,599	283,480
	Synaptics, Inc.*	4,657	357,052
	Ultra Clean Holdings, Inc.*	13,082	278,516
	Xperi Corp.	27,187	337,119
			3,295,249

3.62%	MATERIALS
	Boise Cascade Co.	7,850	301,283
	Element Solutions, Inc.*	27,748	325,207
	Warrior Met Coal, Inc.	17,558	263,370
			889,860

5.13%	REAL ESTATE
	Corecivic, Inc.	37,239	238,702
	GEO Group, Inc.	28,197	249,826
	Global Net Lease, Inc.	17,301	246,193
	Office Properties Income Trust	14,161	260,704
	Outfront Media, Inc.	20,431	267,850
			1,263,275

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
3.07%	UTILITIES
	Clearway Energy, Inc. - Class C	18,845	$530,675
	PNM Resources, Inc.	4,500	225,000
			755,675

94.85%	TOTAL COMMON STOCKS		23,332,352
	(Cost: $20,063,627)

1.47%	EXCHANGE TRADED FUNDS

1.47%	SMALL CAP
	iShares Russell 2000 ETF	900	137,781
	iShares Russell 2000 Growth ETF	1,000	223,170
			360,951

1.47%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $298,479)		360,951

3.55%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**	873,310	873,310

3.55%	TOTAL MONEY MARKET FUND
	(Cost: $873,310)		873,310

99.87%	TOTAL INVESTMENTS
	(Cost: $21,235,416)		24,566,613
0.13%	Other assets, net of liabilities		32,724
100.00%	NET ASSETS		$24,599,337

*Non-income producing

**Effective 7 day yield as of October 31, 2020

SEMI-ANNUAL REPORT

Applied Finance Select Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	30.46%
Consumer Discretionary	14.94%
Health Care	12.72%
Financials	9.14%
Industrial	8.75%
Consumer Staples	8.05%
Utilities	2.82%
Telecommunication Services	2.74%
Real Estate	1.83%
Materials	1.74%
Energy	1.10%
Exchange Traded Funds:
Large Cap	2.96%
Energy	0.44%
Real Estate	0.38%
Money Market Fund	1.85%
Total Investments	99.92%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of InvestmentsOctober 31, 2020 (unaudited)

		Shares	Fair Value
94.29%	COMMON STOCKS

14.94%	CONSUMER DISCRETIONARY
	Aptiv PLC	48,386	$4,668,765
	Darden Restaurants, Inc.	50,989	4,686,909
	LKQ Corp.*	132,557	4,240,498
	Lowe’s Cos., Inc.	29,189	4,614,781
	Target Corp.	28,347	4,314,980
	The Walt Disney Co.	38,472	4,664,730
			27,190,663

8.05%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	20,760	3,430,175
	CVS Health Corp.	48,167	2,701,687
	Tyson Foods, Inc. - Class A	54,182	3,100,836
	Walgreens Boots Alliance, Inc.	69,000	2,348,760
	Walmart, Inc.	22,086	3,064,432
			14,645,890

1.10%	ENERGY
	Chevron Corp.	10,496	729,472
	ConocoPhillips	21,737	622,113
	Valero Energy Corp.	16,688	644,324
			1,995,909

9.14%	FINANCIALS
	The Allstate Corp.	25,009	2,219,549
	Ameriprise Financial, Inc.	17,873	2,874,515
	Bank of America Corp.	93,852	2,224,292
	Capital One Financial Corp.	36,188	2,644,619
	JPMorgan Chase & Co.	22,255	2,181,880
	The Travelers Cos., Inc.	22,165	2,675,537
	Unum Group	103,199	1,822,494
			16,642,886

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
12.72%	HEALTH CARE
	Alexion Pharmaceuticals, Inc.*	28,482	$3,279,417
	Danaher Corp.	18,448	4,234,554
	McKesson Corp.	20,077	2,961,157
	Merck & Co., Inc.	35,342	2,658,072
	Pfizer, Inc.	79,392	2,816,828
	Stryker Corp.	15,428	3,116,610
	Thermo Fisher Scientific, Inc.	8,612	4,074,509
			23,141,147

8.75%	INDUSTRIAL
	Alaska Air Group, Inc.	56,115	2,126,197
	Cummins, Inc.	13,550	2,979,509
	Quanta Services, Inc.	54,962	3,431,278
	Roper Technologies, Inc.	6,287	2,334,615
	Stanley Black & Decker, Inc.	16,654	2,767,895
	Union Pacific Corp.	12,888	2,283,625
			15,923,119

30.46%	INFORMATION TECHNOLOGY
	Alphabet, Inc. - Class A*	3,091	4,995,396
	Apple, Inc.	64,920	7,067,191
	Cisco Systems, Inc.	142,431	5,113,273
	Facebook, Inc. - Class A*	21,445	5,642,394
	Fiserv, Inc.*	60,889	5,813,073
	HP, Inc.	303,235	5,446,101
	Intel Corp.	113,042	5,005,500
	International Business Machines Corp.	48,124	5,373,526
	KLA Corp.	30,692	6,051,849
	Mastercard, Inc. - Class A	17,091	4,933,146
			55,441,449

1.74%	MATERIALS
	CF Industries Holdings, Inc.	49,663	1,371,195
	Ecolab, Inc.	9,771	1,793,858
			3,165,053

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

		Shares	Fair Value
1.83%	REAL ESTATE
	Host Hotels & Resorts, Inc.	317,637	$3,328,836

2.74%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.	87,387	4,980,185

2.82%	UTILITIES
	DTE Energy Co.	21,266	2,624,650
	Public Service Enterprise Group, Inc.	43,185	2,511,208
			5,135,858

94.29%	TOTAL COMMON STOCKS		171,590,995
	(Cost: $159,762,890)

3.78%	EXCHANGE TRADED FUNDS

0.44%	ENERGY
	Energy Select Sector SPDR ETF	27,635	793,677

2.96%	LARGE CAP
	iShares Russell 1000 Value ETF	14,000	1,634,220
	SPDR S&P 500 ETF	11,500	3,755,210
			5,389,430

0.38%	REAL ESTATE
	Real Estate Select Sector SPDR ETF	20,000	683,000

3.78%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $6,887,637)		6,866,107

1.85%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**	3,371,437	3,371,437
	(Cost: $3,371,437)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2020 (unaudited)

	Shares	Fair Value
99.92%	TOTAL INVESTMENTS
	(Cost: $170,021,964)	$181,828,539
0.08%	Other assets, net of liabilities	150,763
100.00%	NET ASSETS	$181,979,302

*Non-income producing

**Effective 7 day yield as of October 31, 2020

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

October 31, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Assets and Liabilities

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at fair value*	$40,849,219	$24,566,613	$181,828,539
Cash held at broker	125,090	—	—
Receivable for securities sold	495,171	—	3,123,759
Receivable for capital stock sold	31,114	17,525	197,222
Dividends and interest receivable	50,398	20,972	179,094
Due from the Advisor	—	—	—
Tax reclaims receivable	73,021	—	—
Prepaid expenses	54,558	32,601	77,681
TOTAL ASSETS	41,678,571	24,637,711	185,406,295

LIABILITIES
Liabilities in excess of bank balance	139,581	—	60
Payable for securities purchased	—	—	3,087,483
Payable for capital stock redeemed	7,429	28,481	268,664
Accrued investment management fees	8,163	2,804	62,410
Accrued 12b-1 fees	7,112	941	2,323
Accrued administrative, accounting and transfer agent fees	2,562	1,063	3,449
Accrued professional fees	14,755	—	—
Accrued proxy expenses	25,906	—	—
Other accrued expenses	9,415	5,085	2,604
TOTAL LIABILITIES	214,923	38,374	3,426,993
NET ASSETS	$41,463,648	$24,599,337	$181,979,302
Net Assets Consist of :
Paid-in-capital	$33,144,976	$23,319,847	$168,014,332
Distributable earnings (deficit)	8,318,672	1,279,490	13,964,970
Net Assets	$41,463,648	$24,599,337	$181,979,302

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$30,604,838	$17,520,502	$169,489,231
Investor Class	10,858,810	7,078,835	12,490,071
Total	$41,463,648	$24,599,337	$181,979,302
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	2,289,170	1,552,449	12,408,216
Investor Class	817,147	633,005	918,990
Total	3,106,317	2,185,454	13,327,206
Net Asset Value Per Share
Institutional Class	$13.37	$11.29	$13.66
Investor Class	13.29	11.18	13.59
Short-Term Redemption Fee Price Per Share(A)
Institutional Class	$13.10	$11.06	$13.39
Investor Class	13.02	10.96	13.32

* Identified cost of	$34,137,984	$21,235,416	$170,021,964

(A)Applied Finance Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Operations

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends*	$409,960	$152,098	$1,416,214
Interest	126	120	377
Total investment income	410,086	152,218	1,416,591
EXPENSES
Investment management fees (Note 2)	186,918	116,156	704,632
Rule 12b-1 and servicing fees (Note 2)
Investor Class	13,289	6,416	14,145
Recordkeeping and fund administrative services (Note 2)	14,512	8,149	45,277
Accounting fees (Note 2)	8,749	4,040	32,659
Custody fees	3,634	3,520	8,297
Transfer agent fees (Note 2)	14,780	4,837	16,849
Professional fees	23,411	8,745	33,612
Filing and registration fees	29,893	19,904	31,305
Trustees fees	2,640	1,016	9,361
Compliance fees	6,170	2,252	6,863
Shareholder services and reports	13,494	5,651	18,302
Shareholder servicing (Note 2)
Institutional Class	8,174	6,238	48,692
Investor Class	8,971	5,928	14,145
Insurance	2,345	1,108	2,817
Interest expense**	480	72	183
Proxy fees	16,565	—	—
Other	7,637	12,086	11,840
Total expenses	361,662	206,118	998,979
Management fee waivers and reimbursed expenses (Note 2)	(134,026)	(108,931)	(397,458)
Net expenses	227,636	97,187	601,521
Net investment income (loss)	182,450	55,031	815,070
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,841,809)	2,155,418	2,366,313
Net realized gain (loss) on call options purchased	(34,139)	—	—
Net increase (decrease) in unrealized appreciation (depreciation) of investments	6,733,418	1,590,448	12,902,810
Net increase (decrease) in unrealized appreciation (depreciation) of call options purchased	32,939	—	—
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	3,890,409	3,745,866	15,269,123
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,072,859	$3,800,897	$16,084,193

* Net of foreign tax withheld	$217	$—	$—
** Includes overdraft fees charged by custodian

Applied finance funds

For the Six Months Ended October 31, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Changes in Net Assets

Applied finance funds

	Applied Finance Core Fund				Applied Finance Explorer Fund				Applied Finance Select Fund
	Six months ended October 31, 2020 (unaudited)		Year ended April 30, 2020		Six months ended October 31, 2020 (unaudited)		Year ended April 30, 2020		Six months ended October 31, 2020 (unaudited)		Year ended April 30, 2020

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$182,450		$629,262		$55,031		$150,723		$815,070		$1,436,841
Net realized gain (loss) on investments and foreigncurrency transactions	(2,875,948)		5,275,457		2,155,418		(4,138,895)		2,366,313		(356,030)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	6,766,357		(12,964,870)		1,590,448		787,659		12,902,810		(6,356,935)
Increase (decrease) in net assets from operations	4,072,859		(7,060,151)		3,800,897		(3,200,513)		16,084,193		(5,276,124)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—		(2,129,706)		—		(134,188)		—		(1,137,709)
Investor Class	—		(663,801)		—		(14,910)		—		(71,014)
Decrease in net assets from distributions	—		(2,793,507)		—		(149,098)		—		(1,208,723)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	4,493,610		5,966,157		3,347,818		3,550,161		40,820,663		82,835,206
Investor Class	3,254,343		3,155,416		3,096,239		1,912,702		3,177,706		6,119,096
Distributions reinvested
Institutional Class	—		2,010,663		—		85,876		—		582,060
Investor Class	—		617,299		—		9,729		—		52,313
Shares redeemed
Institutional Class	(5,087,270	)(A)	(41,834,349	)(A)	(2,133,381	)(A)	(5,646,800	)(A)	(12,900,533	)(A)	(24,018,301	)(A)
Investor Class	(2,652,537	)(B)	(7,877,161	)(B)	(363,719	)(B)	(542,733	)(B)	(749,347	)(B)	(2,587,021	)(B)
Increase (decrease) in net assets from capital stock transactions	8,146		(37,961,975)		3,946,957		(631,065)		30,348,489		62,983,353
NET ASSETS
Increase (decrease) during period	4,081,005		(47,815,633)		7,747,854		(3,980,676)		46,432,682		56,498,506
Beginning of period	37,382,643		85,198,276		16,851,483		20,832,159	135,546,620			79,048,114
End of period	$41,463,648		$37,382,643		$24,599,337		$16,851,483		$181,979,302		$135,546,620

(A) Includes redemption fees of:	$108		$1,683		$864		$10,008		$10,771		$15,074
(B) Includes redemption fees of:	$5		$3,356		$387		$727		$1,075		$1,395

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Financial Highlights

Institutional Class Shares
Six months ended October 31, 2020 (unaudited)	Years ended April 30,

2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.99	$14.22	$17.77	$15.64	$13.20	$14.68
Investment activities
Net investment income (loss)(1)	0.06	0.15	0.10	0.08	0.10	0.08
Net realized and unrealized gain (loss) on investments and options contracts purchased	1.32	(1.62)	0.22	2.60	3.25	(1.25)
Total from investment activities	1.38	(1.47)	0.32	2.68	3.35	(1.17)
Distributions
Net investment income	—	(0.02)	(0.09)	(0.08)	(0.13)	(0.08)
Net realized gain	—	(0.74)	(3.78)	(0.47)	(0.78)	(0.23)
Total distributions	—	(0.76)	(3.87)	(0.55)	(0.91)	(0.31)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—	—	—	(A)
Net asset value, end of year	$13.37	$11.99	$14.22	$17.77	$15.64	$13.20
Total Return**	11.51%	(11.38%)	5.15%	17.10%	25.87%	(8.12%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.65	%(B)	1.44	%(B)	1.30	%(B)	1.29	%(B)	1.40	%(B)	1.18%
Expenses, net of management fee waivers and reimbursements	1.04	%(C)	0.96	%(C)	0.97	%(C)	0.97	%(C)	1.03	%(C)	0.95%
Net investment income (loss)	0.94%	1.07%	0.61%	0.49%	0.70%	0.56%
Portfolio turnover rate**	14.19%	29.91%	50.69%	75.46%	70.65%	67.73%
Net assets, end of year (000’s)	$30,605	$28,082	$69,710	$76,749	$63,035	$71,174

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, reorganization costs, and interest expense, would have been 1.57%, 1.43%, 1.28%, 1.27%, 1.32% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, reorganization costs, and interest expense, would have been 0.95% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017, respectively.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

Applied finance Core fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Financial Highlights

Investor Class Shares
Six months ended October 31, 2020 (unaudited)	Years ended April 30,

2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.94	$14.17	$17.74	$15.63	$13.19	$14.66
Investment activities
Net investment income (loss)(1)	0.05	0.12	0.06	0.04	0.06	0.04
Net realized and unrealized gain (loss) on investments and options contracts purchased	1.30	(1.61)	0.21	2.59	3.25	(1.24)
Total from investment activities	1.35	(1.49)	0.27	2.63	3.31	(1.20)
Distributions
Net investment income	—	—	(0.07)	(0.05)	(0.09)	(0.04)
Net realized gain	—	(0.74)	(3.78)	(0.47)	(0.78)	(0.23)
Total distributions	—	(0.74)	(3.85)	(0.52)	(0.87)	(0.27)
Paid-in capital from redemption fees	—	(A)	—	(A)	0.01	—	—	—	(A)
Net asset value, end of year	$13.29	$11.94	$14.17	$17.74	$15.63	$13.19
Total Return**	11.31%	(11.54%)	4.89%	16.79%	25.53%	(8.30%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.00	%(B)	1.79	%(B)	1.63	%(B)	1.55	%(B)	1.58	%(B)	1.43%
Expenses, net of management fee waivers and reimbursements	1.27	%(C)	1.21	%(C)	1.21	%(C)	1.22	%(C)	1.28	%(C)	1.20%
Net investment income (loss)	0.71%	0.85%	0.27%	0.24%	0.45%	0.31%
Portfolio turnover rate**	14.19%	29.91%	42.66%	75.46%	70.65%	67.73%
Net assets, end of year (000’s)	$10,859	$9,301	$15,488	$99,497	$56,511	$55,286

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, reorganization costs, and interest expense, would have been 1.93%, 1.78%, 1.61%, 1.53%, 1.50% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, reorganization costs, and interest expense, would have been 1.20% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017, respectively.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

Applied finance Core fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Institutional Class Shares
	Six months ended October 31, 2020 (unaudited)		Years ended April 30,								Period June 11, 2015* to April 30, 2016
			2020		2019		2018		2017
Net asset value, beginning of period	$9.09		$10.89		$11.94		$10.71		$8.96		$10.00
Investment activities
Net investment income (loss)(1)	0.03		0.09		0.06		—	(2)	—	(2)	—	(2)
Net realized and unrealized gain (loss) on investments	2.16		(1.81)		(0.11)		1.46		1.75		(1.04)
Total from investment activities	2.19		(1.72)		(0.05)		1.46		1.75		(1.04)
Distributions
Net investment income	—		(0.09)		(0.02)		—		—		—
Net realized gain	—		—		(0.98)		(0.23)		—		—
Total distributions	—		(0.09)		(1.00)		(0.23)		—		—
Paid-in capital from redemption fees	0.01		0.01		—	(2)	—		—		—
Net asset value, end of period	$11.29		$9.09		$10.89		$11.94		$10.71		$8.96
Total Return**	24.20%		(15.88%)		0.68%		13.67%		19.53%		(10.40%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.92	%(A)	1.90	%(A)	1.82	%(A)	1.97	%(A)	2.71	%(A)	2.63	%(A)
Expenses, net of management fee waivers and reimbursements	0.89	%(B)	0.83	%(B)	0.83	%(B)	0.94	%(B)	1.23	%(B)	1.14	%(B)
Net investment income (loss)	0.61%		0.82%		0.51%		0.04%		(0.05%)		(0.01%)
Portfolio turnover rate**	40.21%		228.89%		107.77%		82.63%		73.93%		147.10%
Net assets, end of period (000’s)	$17,521		$13,360		$18,151		$13,883		$9,172		$7,048

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.01 per share.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.86%, 1.90%, 1.82%, 1.97%, 2.62%, 2.63% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017 and the period June 11, 2015 to April 30, 2016, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83%, 0.82%, 0.83%, 0.94%, 1.14%, 1.14% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017 and the period June 11, 2015 to April 30, 2016, respectively.

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Investor Class Shares
	Six months ended October 31, 2020 (unaudited)		Years ended April 30,								Period June 30, 2015* to April 30, 2016
			2020		2019		2018		2017
Net asset value, beginning of period	$9.02		$10.80		$11.86		$10.67		$8.95		$9.90
Investment activities
Net investment income (loss)(1)	0.02		0.07		0.03		(0.03)		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	2.14		(1.80)		(0.11)		1.45		1.75		(0.94)
Total from investment activities	2.16		(1.73)		(0.08)		1.42		1.72		(0.95)
Distributions
Net realized gain	—		(0.05)		(0.98)		(0.23)		—		—
Total distributions	—		(0.05)		(0.98)		(0.23)		—		—
Paid-in capital from redemption fees	—	(C)	—	(C)	—	(C)	—		—		—
Net asset value, end of period	$11.18		$9.02		$10.80		$11.86		$10.67		$8.95
Total Return**	23.95%		(16.10%)		0.38%		13.34%		19.22%		(9.60%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.31	%(A)	2.34	%(A)	2.23	%(A)	2.42	%(A)	2.96	%(A)	2.88	%(A)
Expenses, net of management fee waivers and reimbursements	1.14	%(B)	1.08	%(B)	1.08	%(B)	1.22	%(B)	1.48	%(B)	1.39	%(B)
Net investment income (loss)	0.34%		0.64%		0.24%		(0.24%)		(0.30%)		(0.19%)
Portfolio turnover rate**	40.21%		228.89%		107.77%		82.63%		73.93%		147.10%
Net assets, end of period (000’s)	$7,079		$3,491		$2,682		$2,314		$2,703		$2,383

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.25%, 2.34%, 2.23%, 2.42%, 2.87%, 2.88% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017 and the period June 30, 2015 to April 30, 2016, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08%, 1.08%, 1.08%, 1.22%, 1.39%, 1.39% for the six months ended October 31, 2020 and for the years ended April 30, 2020 through April 30, 2017 and the period June 30, 2015 to April 30, 2016, respectively.

(C)Less than $0.01 per share.

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Institutional Class Shares
Six months ended October 31, 2020 (unaudited)	Years ended April 30,	Period February 3, 2017* to April 30, 2017
2020	2019	2018
Net asset value, beginning of period	$12.11	$12.77	$11.76	$10.30	$10.02
Investment activities
Net investment income (loss)(1)	0.07	0.16	0.14	0.10	0.01
Net realized and unrealized gain (loss) on investments	1.48	(0.70)	1.01	1.62	0.27
Total from investment activities	1.55	(0.54)	1.15	1.72	0.28
Distributions
Net investment income	—	(0.12)	(0.06)	(0.07)	—
Net realized gain	—	—	(A)	(0.08)	(0.19)	—
Total distributions	—	(0.12)	(0.14)	(0.26)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—	—
Net asset value, end of period	$13.66	$12.11	$12.77	$11.76	$10.30
Total Return**	12.80%	(4.34%)	10.02%	16.66%	2.79%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.24%	1.27%	1.31%	1.67%	3.31%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.76%	0.95%
Net investment income (loss)	1.06%	1.27%	1.14%	0.82%	0.56%
Portfolio turnover rate**	8.74%	9.66%	42.05%	211.64%	131.67%
Net assets, end of period (000’s)	$169,489	$126,669	$73,018	$30,752	$489

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

Applied finance Select fund

Financial Highlights

Applied finance Select fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Investor Class Shares
	Six months ended October 31, 2020 (unaudited)		Years ended April 30,				Period February 1, 2017* to April 30, 2017
			2020		2019	2018
Net asset value, beginning of period	$12.07		$12.73		$11.75	$10.30	$10.00
Investment activities
Net investment income (loss)(1)	0.05		0.13		0.10	0.08	0.01
Net realized and unrealized gain (loss) on investments	1.47		(0.70)		1.01	1.60	0.29
Total from investment activities	1.52		(0.57)		1.11	1.68	0.30
Distributions
Net investment income	—		(0.09)		(0.06)	(0.04)	—
Net realized gain	—		—	(A)	(0.08)	(0.19)	—
Total distributions	—		(0.09)		(0.14)	(0.23)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	0.01	—	—
Net asset value, end of period	$13.59		$12.07		$12.73	$11.75	$10.30
Total Return**	12.59%		(4.54%)		9.80%	16.36%	3.00%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.68%		1.66%		1.72%	2.30%	3.56%
Expenses, net of management fee waivers and reimbursements	1.00%		1.00%		1.00%	1.07%	1.20%
Net investment income (loss)	0.80%		1.03%		0.86%	0.71%	0.31%
Portfolio turnover rate**	8.74%		9.66%		42.05%	211.64%	131.67%
Net assets, end of period (000’s)	$12,490		$8,877		$6,030	$4,302	$3,067

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

Applied finance Select fund

Financial Highlights

Applied finance Select fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial StatementsOctober 31, 2020 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Core Fund, the Applied Finance Explorer Fund, and the Applied Finance Select Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Core Fund (“Core Fund”) was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Core Fund was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Core Fund was reorganized into Investor Class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares. Effective August 14, 2020, the Applied Finance Dividend Fund (the “Dividend Fund”), a series of the Trust, was reorganized and merged into the Core Fund (the “Reorganization”). Following the Reorganization, the Dividend Fund was terminated and ceased operations as a separate series of the Trust.

The investment objective of the Core, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Advisor, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Core Fund
Common Stocks	$40,743,395	$—	$—	$40,743,395
Money Market Fund	105,824	—	—	105,824
	$40,849,219	$—	$—	$40,849,219

Explorer Fund
Common Stocks	$23,332,352	$—	$—	$23,332,352
Exchange Traded Funds	360,951	—	—	360,951
Money Market Fund	873,310	—	—	873,310
	$24,566,613	$—	$—	$24,566,613

Select Fund
Common Stocks	$171,590,995	$—	$—	$171,590,995
Exchange Traded Funds	6,866,107	—	—	6,866,107
Money Market Fund	3,371,437	—	—	3,371,437
	$181,828,539	$—	$—	$181,828,539

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2018-2020) for Core Fund and Explorer Fund, and 2018-2019 for Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2021 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2020, there were no such reclassifications.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.

Derivatives

The Funds may utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of a Fund. The Funds could experience a loss if the Fund’s derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended October 31, 2020 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Core	Purchased Options - Call	$(34,139)	$32,939

*Statement of Operations location: Net realized gain (loss) on call options purchased.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased.

At October 31, 2020, the Core Fund held no derivatives.

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, the Funds’ investment advisor, Applied Finance Advisors, LLC (the “Advisor”), provides investment services for an annual fee on the average daily net assets of the Funds.

The Advisor earned and waived management fees, and reimbursed Fund expenses for the six months ended October 31, 2020 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Core	0.90%	$186,918	$134,026	$—
Explorer	1.14%	116,156	108,931	—
Select	0.90%	704,632	397,458	—

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Core Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective Fund within three years following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to August 31, 2021 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of October 31, 2020, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	2024	Total
Core	$523,289	$452,898	$308,634	$134,026	$1,418,847
Explorer	153,184	187,498	208,540	108,931	658,153
Select	87,695	345,316	607,307	397,458	1,437,776

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended October 31, 2020, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Core	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$13,289 8,971 8,174
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	6,416 5,928 6,238
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	14,145 14,145 48,692

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2020, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Core	$13,166	$14,322	$6,875
Explorer	7,523	4,697	3,193
Select	40,297	15,811	25,870

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom, receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2020 were as follows:

Fund	Purchases	Sales
Core	$5,728,936	$5,910,065
Explorer	11,579,742	7,854,945
Select	41,964,643	13,503,021

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended October 31, 2020 and for the year ended April 30, 2020 were as follows:

Core Fund
	Six months ended October 31, 2020 (unaudited)	Year ended April 30, 2020
Distributions paid from:
Ordinary income	$—	$863,226
Accumulated net realized gain on investments	—	1,930,281
	$—	$2,793,507

Explorer Fund
	Six months ended October 31, 2020 (unaudited)	Year ended April 30, 2020
Distributions paid from:
Ordinary income	$—	$149,098
Accumulated net realized gain on investments	—	—
	$—	$149,098

Select Fund
	Six months ended October 31, 2020 (unaudited)	Year ended April 30, 2020
Distributions paid from:
Ordinary income	$—	$1,208,436
Accumulated net realized gain on investments	—	287
	$—	$1,208,723

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Core Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$610,430	$107,173	$1,388,383
Accumulated net realized gain (loss) on investments and foreign currency transactions	997,007	(2,158,880)	770,012
Net unrealized appreciation (depreciation) of investments and foreign currency	6,711,235	3,331,197	11,806,575
	$8,318,672	$1,279,490	$13,964,970

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2020, the Explorer Fund had a capital loss carryforward of $873,393 of which all is considered short term and the Select Fund had a capital loss carryforward of $851,100 of which all is considered short term.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core	$34,137,984	$8,713,642	$(2,020,960)	$6,711,235
Explorer	21,235,416	4,357,209	(1,026,012)	3,331,197
Select	170,021,964	26,617,866	(14,811,291)	11,806,575

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Core Fund
	Six months ended October 31, 2020 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	327,142	236,795
Shares reinvested	—	—
Shares redeemed	(379,514)	(198,861)
Net increase (decrease)	(52,372)	37,934

Core Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	456,008	229,873
Shares reinvested	135,581	41,794
Shares redeemed	(3,153,618)	(585,757)
Net increase (decrease)	(2,562,029)	(314,090)

Explorer Fund
	Six months ended October 31, 2020 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	290,767	279,937
Shares reinvested	—	—
Shares redeemed	(207,851)	(33,956)
Net increase (decrease)	82,916	245,981

Explorer Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	369,630	369,630
Shares reinvested	7,302	7,302
Shares redeemed	(574,333)	(574,333)
Net increase (decrease)	(197,401)	(197,401)

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2020 (unaudited)

Select Fund
	Six months ended October 31, 2020 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	2,932,374	238,188
Shares reinvested	—	—
Shares redeemed	(982,441)	(54,923)
Net increase (decrease)	1,949,933	183,265

Select Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	6,617,283	473,185
Shares reinvested	41,487	3,739
Shares redeemed	(1,916,256)	(214,720)
Net increase (decrease)	4,742,514	262,204

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares for Core Fund, Explorer Fund, and Select Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2020 and held for the six months ended October 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/20
Core Fund
Institutional Class Actual	$1,000.00	$1,115.10	1.04%	$5.54
Institutional Class Hypothetical**	$1,000.00	$1,019.80	1.04%	$5.29
Investor Class Actual	$1,000.00	$1,113.07	1.27%	$6.76
Investor Class Hypothetical**	$1,000.00	$1,018.65	1.27%	$6.46
Explorer Fund
Institutional Class Actual	$1,000.00	$1,242.02	0.89%	$5.03
Institutional Class Hypothetical**	$1,000.00	$1,020.55	0.89%	$4.53
Investor Class Actual	$1,000.00	$1,239.47	1.14%	$6.43
Investor Class Hypothetical**	$1,000.00	$1,019.30	1.14%	$5.80
Select Fund
Institutional Class Actual	$1,000.00	$1,127.99	0.75%	$4.02
Institutional Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$3.82
Investor Class Actual	$1,000.00	$1,125.93	1.00%	$5.36
Investor Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.09

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

Applied finance funds

Important Disclosure Statements

The Funds’ prospectus contains important information about each Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in a Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

The Advisor waived or reimbursed part of each Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, each Fund’s performance would have been lower.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2020 and are subject to change at any time.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	.SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 7, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 7, 2021

* Print the name and title of each signing officer under his or her signature.